Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net loss	¥ (126,989,866)	$ (17,886,150)	¥ (8,091,230)	¥ (243,819,961)
Net (loss)/income from discontinued operation	(23,394,661)	(3,295,070)	1,828,539	(244,068,780)
Net income/(loss) from continuing operations	(103,595,205)	(14,591,080)	(9,919,769)	248,819
Adjustments for:
Provision for credit losses	65,078,293	9,166,086
Depreciation of property and equipment	6,128,680	863,207	6,906,042	4,257,506
Amortization of land use rights	946,697	133,339	946,697	946,697
Amortization of intangible assets	33,045	4,654	35,677	33,120
Amortization of right-of-use assets	4,185,583	589,527	3,725,199
Impairment of goodwill	22,677,921	3,194,118	18,842,000
Fair value change of contingent consideration			(22,850,000)
Deferred tax benefits	2,903,456	408,943	(10,273)	(91,091)
Loss on disposal of property and equipment				23,884
Gain on acquisition of Youxi Software				(2,823,630)
Changes in assets and liabilities:
Accounts receivable	(6,601)	(930)	(4,000)
Inventories	276,881	38,998	(936,176)	1,349,730
Prepayments and other current assets	5,195,189	731,727	(419,634)	17,618,482
Amounts due from a related party	(10,750,000)	(1,514,106)
Amounts due from Affected Entity				8,884,600
Accounts payable	(295,626)	(41,638)	(3,633,087)	(1,379,609)
Amounts due to a related party	7,676,600	1,081,226	(182,574)	(396,000)
Amounts due to Affected Entity	(60,375,678)	(8,503,736)	54,590,398	54,631,354
Salaries and welfare payable	645,567	90,926	339,423	1,792,411
Taxes payable	160,456	22,600	136,459	417,218
Income tax payable	162,001	22,817	57,831
Deferred revenue, current and non-current	(1,024,939)	(144,360)	2,439,070	(3,975,173)
Accrued liabilities and other current liabilities	(3,064,836)	(431,673)	(4,841,370)	(18,466,836)
Operating lease liabilities, current and non-current	(3,866,909)	(544,643)	(3,880,445)
Net cash provided by/(used in) operating activities from continuing operations	(66,909,425)	(9,423,998)	41,341,468	63,071,482
Net cash (used in)/provided by operating activities from discontinued operation	7,709,950	1,085,924	(373,767)	(32,463,882)
Net cash provided by/(used in) operating activities	(59,199,475)	(8,338,074)	40,967,701	30,607,600
Cash flows from investing activities:
Purchase of short-term investments			(9,000,000)	(107,500,000)
Proceeds from maturity of short-term investments			9,000,000	107,500,000
Purchase of property and equipment and software	(2,177,538)	(306,700)	(1,296,464)	(2,249,341)
Purchase of Pengxiang (excluded Chuangmei Weiye), net of cash acquired			156,459
Cash loss of disposal of Qingtian International School	(4,972,757)	(700,398)
Cash loss of disposal of Chuangmei Weiye	(425,988)	(59,999)
Advance deposit for intent acquisition				(100,000,000)
Purchase of Youxi Software				(296,789)
Purchase of Qingtian International School				(12,188,781)
Net cash used in investing activities from continuing operations	(7,576,283)	(1,067,097)	(1,140,005)	(114,734,911)
Net cash (used in)/provided by investing activities from discontinued operation			683,624	(40,315,605)
Net cash used in investing activities	(7,576,283)	(1,067,097)	(456,381)	(155,050,516)
Cash flows from financing activities:
Proceeds from short-term borrowings with banks	98,000,000	13,803,011	100,500,000	97,000,000
Repayments of short-term borrowings with banks	(85,000,000)	(11,972,000)	(116,500,000)	(44,895,606)
Proceeds from long-term borrowings with banks			3,750,000
Repayments of long-term borrowings with banks	(2,500,000)	(352,118)
Contributions from non-controlling interests			850,000
Issuance of ordinary shares	41,856,434	5,895,355
Withdrawal of non-controlling shareholders	(500,000)	(70,424)
Net cash provided by/(used in) financing activities from continuing operations	51,856,434	7,303,824	(11,400,000)	52,104,394
Net cash provided by/(used in) financing activities from discontinued operation	(7,772,526)	(1,094,737)	181,250	63,566,667
Net cash provided by/(used in) financing activities	44,083,908	6,209,087	(11,218,750)	115,671,061
Effect of exchange rate changes on cash and cash equivalents	2,970,553	418,398	18,057,155	(4,586,028)
Net (decrease)/increase in cash	(19,721,297)	(2,777,686)	47,349,725	(13,357,883)
Cash at the beginning of year	246,761,548	34,755,637	199,411,823	212,769,706
Cash and cash equivalents of continuing operations at the end of year	227,040,251	31,977,951	246,761,548	199,411,823
Less: cash of discontinued operations at the end of year			491,106
Cash and cash equivalents of continuing operations at the end of year	227,040,251	31,977,951	246,270,442	199,411,823
Supplemental disclosure of cash flow information:
Cash paid for interest expenses	3,838,286	540,611	2,615,402
Cash paid for income tax expenses	66,549	9,373	935,716	955,081
Supplemental schedule of non-cash investing and financing activities:
Payables for Qingtian International School acquisition				8,000,000
Recognition of right-of-use assets and operating lease liabilities			11,305,735
Deemed shareholder’s contribution			123,611,904
Deemed withdrawal of shareholder’s contribution	(17,455,572)	(2,458,566)
Offset between consideration from disposal of Qingtian International School and amount due to Lianwai School	23,161,000	3,262,159
Disposal Qingtian International School	¥ 3,726,595	$ 524,880